[Chase Vista Logo]

                            VISTA CAPITAL GROWTH FUND


                        AMENDMENT DATED JANUARY 27, 1998

                   TO THE PROSPECTUS FOR CLASS A AND B SHARES
                             DATED FEBRUARY 28, 1997

This Amendment supersedes the Amendment dated December 29, 1997.

By this amendment, the accompanying Prospectus is redated January 27, 1998.


The purpose of this Amendment is to reflect that the Fund now offers Class C shares, in addition to Class A and B shares through the Prospectus. In that connection, the changes identified below are made to the accompanying Prospectus.

In the section of the Prospectus entitled "Expense Summary," the following tables are inserted in lieu of the existing tables:



                                 EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.




                                                       Class A     Class B     Class C
                                                        Shares      Shares      Shares
                                                        ------      ------      ------
SHAREHOLDER TRANSACTION EXPENSES ...................
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price) ..............   4.75%        None        None
Maximum Deferred Sales Charge
  (as a percentage of the lower of original purchase
  price or redemption proceeds)* ...................   None         5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Investment Advisory Fee ............................   0.40%        0.40%       0.40%
12b-1 Fee** ........................................   0.25%        0.75%       0.75%#
Shareholder Servicing Fee ..........................   0.25%        0.25%       0.25%#
Other Expenses .....................................   0.40%        0.40%       0.40%
                                                       ----         ----        -----
Total Fund Operating Expenses ......................   1.30%        1.80%       1.80%
                                                       ====         ====        =====

EXAMPLES

Your investment of $1,000 would incur the following expenses, assuming 5% annual return:



                                               1 Year     3 Years     5 Years     10 Years
                                               --------   ---------   ---------   ---------
Class A Shares+ ............................   $60        $87         $115        $197
Class B Shares:
  Assuming complete redemption at the end of
   the period++ +++ ........................   $70        $90         $121        $198
 Assuming no redemptions +++ ...............   $18        $57         $ 97        $198
Class C Shares:
  Assuming complete redemption at the end of
   the period++ ............................   $29        $57         $ 97        $212
 Assuming no redemptions ...................   $18        $57         $ 97        $212

     * The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. The maximum deferred sales charge on Class C shares applies to redemptions during the first year after purchase; the charge is 1% during the first year and zero thereafter. See "How to Buy, Sell and Exchange Shares."
    ** Long-term shareholders in mutual funds with 12b-1 fees, such as Class
       A and Class B shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

     # Beginning with the 13th month following the purchase of Class C shares by their customers, broker-dealers receive payments at an annual rate of 1.00% of the average daily net asset value of the Class C shares invested in the Fund by their customers, consisting of a 12b-1 distribution fee at an annual rate of 0.75% of such assets and a service fee at an annual rate of 0.25% of such assets.

     + Assumes deduction at the time of purchase of the maximum sales charge.
    ++ Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.
   +++ Ten-year figures assume conversion of Class B shares to Class A shares at the beginning of the ninth year after purchase. See "How to Buy, Sell and Exchange Shares."


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs directly and through the Portfolio. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

In the section of the Prospectus entitled "Financial Highlights," the following text and table is inserted in lieu of the existing text and table:

                              FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for both Class A and Class B shares outstanding for each of the periods shown. This information is supplemented by and should be read in conjunction with financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 1997, which is incorporated by reference into the SAI. Shareholders can obtain a copy of this Annual Report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below for each of the periods ended October 31, 1997, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is also included in the Annual Report to Shareholders.

                           VISTA CAPITAL GROWTH FUND


                                                                       Class A
                                                                Year ended October 31,
                                           ----------------------------------------------------------------
                                                1997         1996         1995         1994         1993
                                           ------------- ------------ ------------ ------------ -----------
PER SHARE OPERATING
PERFORMANCE
Net Asset Value, Beginning of Period .....   $  41.60     $  35.65     $  32.17     $  32.01     $  25.12
                                             ---------    --------     --------     --------     --------
 Income from Investment Operations:
  Net Investment Income (Loss) ...........     (0.022)@      0.147        0.189        0.099@       0.064
  Net Gains or (Losses) in Securities
    (both realized and unrealized) .......     10.130        7.270        4.160        0.719        7.173
                                             --------     --------     --------     --------     --------
  Total from Investment Operations             10.108        7.417        4.349        0.818        7.237
                                             --------     --------     --------     --------     --------
 Less Distributions:
  Dividends from Net Investment
    Income ...............................      0.144        0.117        0.189        0.027        0.093
  Distributions from Capital Gains .......      4.800        1.355        0.676        0.631        0.257
                                             --------     --------     --------     --------     --------
  Total Distributions ....................      4.944        1.472        0.865        0.658        0.350
                                             --------     --------     --------     --------     --------
Net Asset Value, End of Period ...........   $  46.76     $  41.60     $  35.65     $  32.17     $  32.01
                                             ========     ========     ========     ========     ========
Total Return(1) ..........................      26.47%       21.48%       13.89%        2.62%       29.06%
Ratios/Supplemental Data(2):
 Net Assets, End of Period
   (000 omitted) .........................   $839,354     $767,998     $747,575     $549,411     $225,235
 Ratio of Expenses to Average Net
   Assets# ...............................       1.31%        1.37%        1.51%        1.49%        1.49%
 Ratio of Net Investment Income to
   Average Net Assets# ...................     ( 0.05)%       0.39%        0.54%        0.33%        0.12%
 Ratio of Expenses without waivers
   and assumption of expenses to
   Average Net Assets# ...................       1.31%        1.37%        1.53%        1.50%        1.49%
 Ratio of Net Investment Income
   without waivers and assumption
   of expenses to Average Net Assets#          ( 0.05)%       0.39%        0.52%        0.32%        0.12%
Portfolio Turnover Rate ..................         --           --           --           --           43%

                                                                      Class A
                                                              Year ended October 31,
                                     -------------------------------------------------------------------------
                                                                                                     9/23/87*
                                                                                                        to
                                         1992        1991         1990         1989        1988      10/31/87
                                     ----------- ----------- ------------- ----------- ----------- -----------
PER SHARE OPERATING
PERFORMANCE
Net Asset Value, Beginning of
  Period ...........................   $ 22.02     $ 12.33     $  16.23     $  11.56     $ 10.00     $ 10.00
                                       -------     -------     --------     --------     -------     -------
 Income from Investment Operations:
  Net Investment Income
    (Loss) .........................     0.078      (0.011)       0.436        0.500       0.117          --
  Net Gains or (Losses) in
     Securities (both realized
      and unrealized) ..............     3.044       9.805       (3.141)       5.164       1.498
                                       -------     -------     --------     --------     -------
  Total from Investment
    Operations .....................     3.122       9.794       (2.705)       5.664       1.615          --
                                       -------     -------     --------     --------     -------     -------
 Less Distributions:
  Dividends from Net
     Investment Income .............     0.017       0.109        0.592        0.320       0.055          --
  Distributions from Capital
    Gains ..........................        --          --        0.598        0.675          --          --
                                       -------     -------     --------     --------     -------     -------
  Total Distributions ..............     0.017       0.109        1.190        0.995       0.055          --
                                       -------     -------     --------     --------     -------     -------
Net Asset Value, End of Period .....   $ 25.12     $ 22.02     $  12.33     $  16.23     $ 11.56     $ 10.00
                                       =======     =======     ========     ========     =======     =======
Total Return(1) ....................     14.16%      79.96%      (18.11%)      52.12%      16.15%       0.00%
Ratios/Supplemental Data(2):
 Net Assets, End of Period
   (000 omitted) ...................   $39,836     $ 9,334     $  4,749     $  4,652      $  561     $    13
 Ratio of Expenses to Average
   Net Assets # ....................      1.40%       1.27%        1.04%        0.00%       0.00%       0.00%
 Ratio of Net Investment
   Income to Average Net
   Assets# .........................      0.32%      (0.09%)       2.82%        3.87%       1.55%       0.00%
 Ratio of Expenses without
   waivers and assumption of
   expenses to Average Net
   Assets# .........................      1.77%       3.44%        2.50%        2.50%       2.00%       2.00%
 Ratio of Net Investment
   Income without waivers
   and assumption of
   expenses to Average Net
   Assets# .........................     (0.05%)     (2.26%)       1.36%        1.37%      (0.45%)     (2.00%)
Portfolio Turnover Rate ............        67%         83%         139%         189%        229%          0%

   * Commencement of operations.
  ** Commencement of offering of class of shares.
   @ Calculated based upon average shares outstanding.
 (1) Total return figures do not include the effect of any sales loads.
 (2) Ratios include the Fund's share of portfolio income and expenses, as appropriate.
   # Short periods have been annualized.

                                                                        Class B
                                              -----------------------------------------------------------
                                                   Year            Year           Year         11/4/93**
                                                  Ended           Ended           Ended         through
                                                 10/31/97        10/31/96       10/31/95       10/31/94
                                              -------------   -------------   ------------   ------------
PER SHARE OPERATING
PERFORMANCE
Net Asset Value, Beginning of Period ......     $  41.21        $  35.39       $  32.03        $  31.38
                                                --------        --------       --------        --------
 Income from Investment Operations:
  Net Investment Income (Loss) ............      ( 0.236)@       ( 0.076)         0.044           0.011@
  Net Gains or (Losses) in Securities
    (both realized and unrealized) ........       10.010           7.246          4.100           1.296
                                                --------        --------       --------        --------
  Total from Investment Operations ........        9.774           7.170          4.144           1.307
                                                --------        --------       --------        --------
 Less Distributions:
  Dividends from Net Investment
    Income ................................        0.078              --          0.111           0.026
  Distributions from Capital Gains ........        4.800           1.355          0.676           0.631
                                                --------        --------       --------        --------
  Total Distributions. ....................        4.878           1.355          0.787           0.657
                                                --------        --------       --------        --------
Net Asset Value, End of Period ............     $  46.11        $  41.21       $  35.39        $  32.03
                                                ========        ========       ========        ========
Total Return(1) ...........................        25.85%          20.88%         13.34%           4.19%
Ratios/Supplemental Data(2):
 Net Assets, End of Period (000
   omitted) ...............................     $421,645        $333,703       $260,376        $124,223
 Ratio of Expenses to Average Net
   Assets# ................................         1.81%           1.87%          2.01%           2.00%
 Ratio of Net Investment Income to
   Average Net Assets# ....................       ( 0.56%)        ( 0.21%)         0.02%          (0.09%)
 Ratio of Expenses without waivers
   and assumption of expenses to
   Average Net Assets# ....................         1.81%           1.87%          2.02%           2.02%
 Ratio of Net Investment Income
   without waivers and assumption
   of expenses to Average Net Assets# .....       ( 0.56%)        ( 0.21%)         0.01%          (0.11%)
Portfolio Turnover Rate ...................           --              --             --             --

    * Commencement of operations.
   ** Commencement of offering of class of shares.
    @ Calculated based upon average shares outstanding.
   (1)Total return figures do not include the effect of any sales loads.
   (2)Ratios include the Fund's share of portfolio income and expenses, as appropriate.
    # Short periods have been annualized.

In the section of the Prospectus entitled "Investment Policies--Investment Approach," the following sentence is inserted in lieu of the fourth sentence of the first paragraph:

  The Portfolio will seek to invest in stocks of companies with capitalizations of $750 million to $4.0 billion at the time of purchase by the Portfolio.

In the section of the Prospectus entitled "Management--the Portfolio's Advisers," the following sentence is inserted in lieu of the fifth sentence of the second paragraph:

  CAM provides discretionary investment services to institutional clients

In the section of the Prospectus entitled "About Your Investment--
Choosing a Share Class," the following paragraph is added following the last paragraph:

   CLASS C SHARES. Class C shares are sold without an initial sales charge, which provides the investor the benefit of putting all of the investor's dollars to work from the time the investment is made. If redeemed within one year after purchase, Class C shares are subject to a CDSC equal to 1% of the lesser of their original cost or the net asset value at the time of the redemption. If you hold your shares for one year or more, you will receive the entire net asset value of your shares upon redemption at the then-current share price. Class C shares, like Class B shares, have higher combined 12b-1 and service fees than Class A shares and, as a consequence, pay correspondingly lower dividends and may have a lower net asset value than Class A shares. Unlike Class B shares, Class C shares do not convert into any other class of shares of the Fund. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

In the section of the Prospectus entitled "About Your Investment--
Which Arrangement is Best for You?," the following sentence is added following the third sentence in the first paragraph:

  If you prefer not to pay an initial sales charge and you are uncertain as to the intended length of your investment, you might consider Class C
  Shares.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--How to Buy Shares," the following sentence is inserted in lieu of the first sentence:

  You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Buying Shares Through Systematic Investing," the following sentence is inserted in lieu of the third sentence in the third paragraph:

  To eliminate the need for safekeeping, the Fund will not issue certificates for your Class A or Class C shares unless you request them.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares," the following paragraph is added following the paragraph entitled "Class B Shares":



                                CLASS C SHARES

  Class C shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within one year after purchase. The following types of shares may be redeemed without charge at any time:
  (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the purchase price of shares being redeemed.


  In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. When a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Fund's distributor pays broker-dealers a commission of 1.00% of the offering price on sales of Class
  C shares, and the distributor receives the entire amount of any CDSC you pay.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--General," the following two sentences are inserted prior to the last sentence of the first paragraph:

  For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are using redemption proceeds received within the prior ninety days from non-Vista mutual funds to buy your shares and are opening or adding to a Vista prototype IRA with a transfer of assets or rollover from a qualified plan. If you use such redemption proceeds to open or add to a Vista prototype IRA, the Fund's distributor will pay broker-dealers commissions on the net sales of Class A shares at the rate of 1%.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--General," the following sentence is inserted at the beginning of the fourth paragraph:

  For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA for which The Chase Manhattan Bank or its designee serves as trustee or custodian.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Systematic Withdrawal," the following sentence is inserted in lieu of the first sentence:

  You can make regular withdrawals of $50 or more ($100 or more for Class B and Class C accounts) monthly, quarterly or semiannually.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Involuntary Redemption of Accounts," the following sentence is inserted in lieu of the last sentence:

  In the event the Fund redeems Class B or Class C shares pursuant to this provision, no CDSC will be imposed.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Exchanging to Money Market Funds," the following paragraph is inserted in lieu of the first paragraph:

  An exchange of Class B or Class C shares into any of the Vista money market funds (other than Vista Prime Money Market Fund's Class B and Class C shares, respectively) will be treated as a redemption--and therefore subject to the conditions of the CDSC--and a subsequent purchase. Class
  B or Class C shares of any Vista non-money market fund may be exchanged into the Class B or Class C shares of the Vista Prime Money Market Fund, respectively, in order to continue the aging of the initial purchase of such shares.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Reinstatement Privilege," the following sentence is inserted in lieu of the last sentence:

   Class B and Class C shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B or Class C shares.

In the section of the Prospectus entitled "Other Information concerning the Fund--Distribution Plans," the following paragraph is inserted in lieu of the first paragraph:

   The Fund's distributor is Vista Fund Distributors, Inc. ("VFD"). VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule 12b-1 distribution plans for Class A, Class B and Class C shares, which provide for the payment of distribution fees at annual rates of up to 0.25%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund, respectively. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A, Class B and Class C shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.20% of the average daily net asset value of Class A shares, or up to 0.25% of the average daily net asset value of the Class B shares, or up to 0.75% of the average daily net asset value of the Class C shares invested in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Promotional activities for the sale of Class A, Class B and Class C shares will be conducted generally by the Vista Family of Funds, and activities intended to promote the Fund's Class A, Class B or Class C shares may also benefit the Fund's other shares and other Vista funds.

and the following paragraph is inserted following the last paragraph:

   VFD may from time to time, pursuant to objective criteria established by it, pay additional compensation to qualifying authorized broker-dealers for certain services or activities which are primarily intended to result in the sale of shares of a Fund. In some instances, such compensation may be offered only to certain broker-dealers who employ registered representatives who have sold or may sell significant amounts of shares of a Fund and/or other Vista Funds during a specified period of time. Such compensation does not represent an additional expense to a Fund or its shareholders, since it will be paid by VFD out of compensation retained by it from the Fund or other sources available to it.

In the section of the Prospectus entitled "Other Information Concerning the Fund--Shareholder Servicing Agents," the following three sentences are inserted in lieu of the first three sentences of the first paragraph:

   The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class A, Class B or Class C shares of the Fund. These services include one or more of the following: assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class A, Class B and Class C shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship.

and the following paragraph is inserted following the last paragraph:

   Chase and its affiliates and the Vista Family of Funds, affiliates, agents, and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.

In the section of the Prospectus entitled "Other Information Concerning the Fund--Organization and Description of Shares," the following sentence is inserted in lieu of the second sentence of the second paragraph:

   This Prospectus relates only to Class A, Class B and Class C shares of the Fund.

In the section of the Prospectus entitled "Performance Information," the following sentence is inserted in lieu of the parenthetical in the first sentence of the second paragraph:

   "Total return" for the one-, five- and ten-year periods (or since inception, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B and Class C shares).

In the section of the Prospectus entitled "Make the Most of Your Vista Privileges," the following sentence is inserted in lieu of the first sentence in the second bulleted paragraph:

   Make regular withdrawals of $50 or more ($100 or more for Class B and Class C accounts) monthly, quarterly or semiannually.

and the following paragraph inserted in lieu of in the penultimate paragraph:

   Class B and Class C shareholders who have redeemed their shares and paid a CDSC with such redemptions may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B or Class C shares.





                                                                      CS-VCG-198